Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Professionally Managed Portfolios
Entity Central Index Key	0000811030
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Retail Class
Shareholder Report [Line Items]
Fund Name	Becker Value Equity Fund
Class Name	Retail Class
Trading Symbol	BVEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Becker Value Equity Fund for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.beckercap.com/mutual-fund/. You can also request this information by contacting us at (800) 551-3998.
Additional Information Phone Number	(800) 551-3998
Additional Information Website	https://www.beckercap.com/mutual-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Retail Class	$39	0.78%
[1]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
Updated Performance Information Location [Text Block]	Visit https://www.beckercap.com/mutual-fund/ for more recent performance information.
Net Assets	$ 91,527,235
Holdings Count | $ / shares	53
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30th, 2025)

Net Assets	$91,527,235
Number of Holdings	53
Portfolio Turnover	13%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Berkshire Hathaway, Inc.	3.9%
JPMorgan Chase & Co.	3.4%
Southern Co.	3.2%
Charles Schwab Corp.	3.2%
FirstEnergy Corp.	3.1%
Blackrock, Inc.	3.1%
First American Treasury Obligations Fund	2.9%
Cisco Systems, Inc.	2.9%
Chubb Ltd.	2.9%
RTX Corp.	2.6%

Updated Prospectus Web Address	https://www.beckercap.com/mutual-fund/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Becker Value Equity Fund
Class Name	Institutional Class
Trading Symbol	BVEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Becker Value Equity Fund for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.beckercap.com/mutual-fund/. You can also request this information by contacting us at (800) 551-3998.
Additional Information Phone Number	(800) 551-3998
Additional Information Website	https://www.beckercap.com/mutual-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$34	0.68%
[2]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
Updated Performance Information Location [Text Block]	Visit https://www.beckercap.com/mutual-fund/ for more recent performance information.
Net Assets	$ 91,527,235
Holdings Count | $ / shares	53
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30th, 2025)

Net Assets	$91,527,235
Number of Holdings	53
Portfolio Turnover	13%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Berkshire Hathaway, Inc.	3.9%
JPMorgan Chase & Co.	3.4%
Southern Co.	3.2%
Charles Schwab Corp.	3.2%
FirstEnergy Corp.	3.1%
Blackrock, Inc.	3.1%
First American Treasury Obligations Fund	2.9%
Cisco Systems, Inc.	2.9%
Chubb Ltd.	2.9%
RTX Corp.	2.6%

Updated Prospectus Web Address	https://www.beckercap.com/mutual-fund/

[1]
*	Annualized

[2]
*	Annualized